Allowance for Losses and Credit Quality of Financing Receivables (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Allowance for Losses and Credit Quality of Financing Receivables (Textual) [Abstract]
Reserve percentage of loan over 90 days past due	100.00%
Auto title loan past due days	more than 90 days
Fees Accrued on Past Due Loans	$ 0